Allowance for impairment losses - Income statement charges (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Allowance for impairment losses.
Charge to the income statement	£ 579	£ 937
Drawn balance
Allowance for impairment losses.
Charge to the income statement	599	1,024
Expected credit loss	361
Undrawn balance
Allowance for impairment losses.
Charge to the income statement	(19)	(73)
Expected credit loss	10
Financial assets at fair value through other comprehensive income
Allowance for impairment losses.
Charge to the income statement	(1)	£ (14)
Purchased Or Originated Credit Impairment [Member] | Drawn balance
Allowance for impairment losses.
Charge to the income statement	£ (120)